Derivatives and Hedge Accounting - Gross carrying value of derivatives used for net investment hedging (Detail) - Derivatives [member] - Hedges of net investments in foreign operations [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Forwards and futures [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 23	€ 41
Hedging instrument, liabilities	51	16
Other interest derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 0	0
Hedging instrument, liabilities		€ 0